Discontinued Operations and Disposition of Subsidiaries - Summary of Disposition of Subsidiary (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disposal of subsidiaries and discontinued operations [line items]
Cumulative exchange loss on translating foreign operations reclassified from equity	$ (0.1)	$ (13.8)
Disposal of major subsidiary [member]
Disclosure of disposal of subsidiaries and discontinued operations [line items]
Gross proceeds		369.1
Working capital adjustments		(15.3)
Transaction costs		(16.9)
Net proceeds from sale, net of cash sold		336.9
Net assets disposed		(268.5)
Cumulative exchange loss on translating foreign operations reclassified from equity		(13.8)
Gain on disposal of a subsidiary		$ 54.6